Schedule of Unused Lines of Committed Credit Facilities (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Line of Credit Facility [Line Items]
Unused lines of credit	$ 1,009.5	$ 1,016.9
Within one year
Line of Credit Facility [Line Items]
Unused lines of credit	66.2
Later than one year and not later than two years
Line of Credit Facility [Line Items]
Unused lines of credit	844.0	64.9
Later than two years and not later than three years
Line of Credit Facility [Line Items]
Unused lines of credit	$ 99.3
Later than three years and not later than five years
Line of Credit Facility [Line Items]
Unused lines of credit		$ 952.0